SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation of property and equipment

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Summary of reconciliation of total operating lease commitments to the lease liabilities recognized

Total operating lease commitments disclosed at December 31, 2018	$1,431,188
Recognition exemptions:
Leases of low value assets	—
Leases with remaining lease term of less than 12 months	—
Variable lease payments not recognized	—
Operating lease liabilities before discounting	1,431,188
Discounted using incremental borrowing rate	(142,082)
Operating lease liabilities	1,289,106

Total lease liabilities recognized under IFRS 16 at January 1, 2019	$1,289,106